Description Of Business - List Of Subsidiaries (Tables)	6 Months Ended
Jun. 30, 2018
Accounting Policies [Abstract]
Navios Maritime Midstream Partners L.P. and Subsidiaries
Company name	Vessel name	Country of incorporation	2018	2017
Navios Maritime Midstream Operating LLC	N/A	Marshall Islands	1/1-6/30	1/1-6/30
Navios Maritime Midstream Partners L.P.	N/A	Marshall Islands	1/1-6/30	1/1-6/30
Navios Maritime Midstream Partners Finance (US) Inc.	N/A	Delaware	1/1-6/30	1/1-6/30
Shinyo Kannika Limited	Shinyo Kannika	Hong Kong(1)	1/1-3/22	1/1-6/30
Shinyo Ocean Limited	Shinyo Ocean	Hong Kong	1/1-6/30	1/1-6/30
Shinyo Saowalak Limited	Shinyo Saowalak	British Virgin Is.	1/1-6/30	1/1-6/30
Shinyo Kieran Limited	Shinyo Kieran	British Virgin Is.	1/1-6/30	1/1-6/30
Shinyo Dream Limited	C. Dream	Hong Kong	1/1-6/30	1/1-6/30
Sikinos Shipping Corporation	Nave Celeste	Marshall Islands	1/1-6/30	1/1-6/30
Kerkyra Shipping Corporation	Nave Galactic	Marshall Islands(2)	3/29-6/30	—